Cash and cash equivalents	6 Months Ended
Jun. 30, 2026
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	8. Cash and cash equivalents
Closing cash and cash equivalents less overdrafts for the purposes of the cash flow statement differs from cash and cash equivalents on our balance sheet as per the following reconciliation:

Closing cash and cash equivalents less overdrafts	30 June 2026	31 December 2025	30 June 2025
	US$m	US$m	US$m
Balance per consolidated balance sheet	8,913	8,872	9,015
Bank overdrafts repayable on demand (unsecured)	—	(7)	(2)
Balance per Group cash flow statement	8,913	8,865	9,013